LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Incurred and Paid Claims Development (Details) $ in Millions	Dec. 31, 2025 USD ($) Claim	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
IBNR & Expected Development on Reported Losses	$ 6	$ 7
Liabilities for claims and claim adjustment expenses, net of reinsurance	4,233	4,356	$ 4,041	$ 1,264
Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,895
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,781
All outstanding liabilities before 2016, net of reinsurance	10
Liabilities for claims and claim adjustment expenses, net of reinsurance	124
Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,328
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,778
All outstanding liabilities before 2016, net of reinsurance	182
Liabilities for claims and claim adjustment expenses, net of reinsurance	2,732
Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,110
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	853
All outstanding liabilities before 2016, net of reinsurance	2
Liabilities for claims and claim adjustment expenses, net of reinsurance	259
Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,040
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,117
All outstanding liabilities before 2016, net of reinsurance	135
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,058
2016 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	216	216	216	216	$ 215	$ 215	$ 215	$ 215	$ 216	$ 216
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	65,275
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 216	215	215	215	215	215	214	214	213	192
2016 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	524	515	515	521	542	539	544	561	578	591
IBNR & Expected Development on Reported Losses	$ 19
Cumulative Number of Reported Claims | Claim	52,593
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 487	484	476	470	459	425	386	312	230	123
2016 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	41	42	42	42	44	44	45	41	41	41
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	31,114
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 41	41	41	40	42	41	40	35	29	19
2016 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	587	595	594	590	617	602	604	604	588	588
IBNR & Expected Development on Reported Losses	$ 7
Cumulative Number of Reported Claims | Claim	62,040
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 577	577	581	575	573	519	497	417	251	$ 200
2017 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	224	224	224	225	225	225	226	227	229
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	82,454
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 224	224	224	225	225	225	225	225	205
2017 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	618	618	608	541	653	629	630	634	644
IBNR & Expected Development on Reported Losses	$ 34
Cumulative Number of Reported Claims | Claim	63,102
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 568	563	539	525	503	448	364	277	129
2017 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	71	69	68	72	76	74	69	67	65
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	39,973
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 71	69	68	67	66	60	50	39	25
2017 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	715	698	703	709	745	717	696	665	690
IBNR & Expected Development on Reported Losses	$ 10
Cumulative Number of Reported Claims | Claim	71,389
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 687	693	674	677	661	600	531	410	$ 317
2018 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	243	243	243	243	243	243	244	248
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	66,887
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 243	243	243	242	242	242	242	218
2018 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	595	584	572	598	651	667	698	708
IBNR & Expected Development on Reported Losses	$ 34
Cumulative Number of Reported Claims | Claim	67,092
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 538	524	509	495	460	399	301	144
2018 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	87	86	85	88	96	92	94	92
IBNR & Expected Development on Reported Losses	$ 4
Cumulative Number of Reported Claims | Claim	38,640
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 85	83	81	79	74	63	51	32
2018 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	775	785	773	758	751	728	743	635
IBNR & Expected Development on Reported Losses	$ 32
Cumulative Number of Reported Claims | Claim	70,149
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 729	729	687	670	604	537	464	$ 226
2019 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	241	241	241	241	241	242	247
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	65,822
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 241	241	240	240	239	238	218
2019 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	599	573	580	804	691	713	732
IBNR & Expected Development on Reported Losses	$ 47
Cumulative Number of Reported Claims | Claim	61,719
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 520	498	477	441	391	307	149
2019 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	82	87	86	84	96	99	105
IBNR & Expected Development on Reported Losses	$ 1
Cumulative Number of Reported Claims | Claim	36,443
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 79	82	79	75	64	52	31
2019 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	614	623	598	586	709	671	607
IBNR & Expected Development on Reported Losses	$ 44
Cumulative Number of Reported Claims | Claim	64,996
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 610	552	528	502	475	428	$ 225
2020 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	230	231	229	229	230	237
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	53,119
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 230	230	229	228	228	204
2020 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	622	600	579	578	616	672
IBNR & Expected Development on Reported Losses	$ 69
Cumulative Number of Reported Claims | Claim	48,562
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 494	444	381	319	249	128
2020 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	147	143	145	135	107	99
IBNR & Expected Development on Reported Losses	$ 9
Cumulative Number of Reported Claims | Claim	31,607
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 126	118	107	93	63	31
2020 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	752	745	702	629	674	686
IBNR & Expected Development on Reported Losses	$ 57
Cumulative Number of Reported Claims | Claim	65,396
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 639	601	537	471	412	$ 352
2021 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	267	268	268	267	269
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	56,524
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 267	267	267	266	235
2021 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	756	723	725	732	756
IBNR & Expected Development on Reported Losses	$ 114
Cumulative Number of Reported Claims | Claim	52,957
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 561	480	401	310	153
2021 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	149	153	150	150	128
IBNR & Expected Development on Reported Losses	$ 19
Cumulative Number of Reported Claims | Claim	27,339
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 119	112	97	84	34
2021 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	638	660	618	588	635
IBNR & Expected Development on Reported Losses	$ 86
Cumulative Number of Reported Claims | Claim	56,643
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 516	490	417	359	$ 247
2022 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	349	351	348	343
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	56,679
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 347	348	344	298
2022 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	820	820	834	855
IBNR & Expected Development on Reported Losses	$ 171
Cumulative Number of Reported Claims | Claim	51,257
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 536	444	339	167
2022 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	190	199	194	191
IBNR & Expected Development on Reported Losses	$ 34
Cumulative Number of Reported Claims | Claim	25,421
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 143	129	103	52
2022 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	576	570	558	541
IBNR & Expected Development on Reported Losses	$ 89
Cumulative Number of Reported Claims | Claim	55,138
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 412	360	321	$ 206
2023 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	397	402	413
IBNR & Expected Development on Reported Losses	$ 2
Cumulative Number of Reported Claims | Claim	64,876
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 393	389	333
2023 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	964	928	936
IBNR & Expected Development on Reported Losses	$ 261
Cumulative Number of Reported Claims | Claim	61,196
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 541	403	203
2023 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	133	139	145
IBNR & Expected Development on Reported Losses	$ 22
Cumulative Number of Reported Claims | Claim	30,520
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 96	87	53
2023 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	668	669	646
IBNR & Expected Development on Reported Losses	$ 60
Cumulative Number of Reported Claims | Claim	63,433
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 491	425	$ 277
2024 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	398	411
IBNR & Expected Development on Reported Losses	$ 11
Cumulative Number of Reported Claims | Claim	58,855
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 374	323
2024 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	928	900
IBNR & Expected Development on Reported Losses	$ 359
Cumulative Number of Reported Claims | Claim	64,500
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 375	181
2024 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	100	124
IBNR & Expected Development on Reported Losses	$ 22
Cumulative Number of Reported Claims | Claim	30,127
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 64	42
2024 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	574	540
IBNR & Expected Development on Reported Losses	$ 184
Cumulative Number of Reported Claims | Claim	55,706
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 352	$ 238
2025 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	330
IBNR & Expected Development on Reported Losses	$ 42
Cumulative Number of Reported Claims | Claim	36,825
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 246
2025 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	902
IBNR & Expected Development on Reported Losses	$ 547
Cumulative Number of Reported Claims | Claim	54,418
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 158
2025 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	110
IBNR & Expected Development on Reported Losses	$ 63
Cumulative Number of Reported Claims | Claim	18,424
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 29
2025 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	141
IBNR & Expected Development on Reported Losses	$ 7
Cumulative Number of Reported Claims | Claim	26,202
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 104